COMMITMENTS AND CONTINGENCIES - Capital commitments (Details) ¥ in Thousands	Dec. 31, 2023 CNY (¥)
COMMITMENTS AND CONTINGENCIES
Less than 1 year	¥ 609,656
2-3 years	7,221
Total	616,877
Factory and office building construction commitments
COMMITMENTS AND CONTINGENCIES
Less than 1 year	59,941
2-3 years	7,221
Total	67,162
Fixed assets purchasing commitment
COMMITMENTS AND CONTINGENCIES
Less than 1 year	549,715
Total	¥ 549,715